FINANCIAL INCOME (EXPENSES), NET - Schedule of financial income (expenses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial expenses:
Loss related to non-hedging derivative instruments	$ (27)	$ (1,949)	$ (1,565)
Amortization of marketable securities premiums and accretion of discounts, net	(400)	(1,120)	(1,348)
Exchange rate differences	(2,191)	(506)	(205)
Loss from financial investments	(465)	(1,147)	0
Other	(188)	(296)	(327)
Financial expenses, Total	(3,271)	(5,018)	(3,445)
Financial income:
Gain related to non-hedging derivative instruments	0	16	24
Gain from financial investments	0	0	333
Interest income, net	2,810	2,907	3,036
Financial income, Total	2,810	2,923	3,393
Financial income (expenses), net	$ (461)	$ (2,095)	$ (52)